Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Developed technology	3,692	4,290	3,336
Others	5	5	4

Total	3,697	4,295	3,340
Less: accumulated amortization	(2,956)	(3,480)	(2,706)

Net book value	741	815	634

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2025, as follows:

December 31, 2025
S$’000

Financial year ending 2026	459
Financial year ending 2027 to 2028	378